As filed with the Securities and Exchange Commission on June 23, 2015

1933 Act Registration File No.   333-40128

1940 Act File No. 811-09997

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	59	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	61	[	X	]

(Check appropriate box or boxes.)

BAIRD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

777 East Wisconsin Avenue

Milwaukee, WI  53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-3500

Charles M. Weber, Esq.

Robert W. Baird & Co. Incorporated

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Copy to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On July 24, 2015 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 43 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on August 15, 2014 and pursuant to Rule 485(a)(2) would have become effective on October 31, 2014.

Post-Effective Amendment No. 45 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on October 28, 2014 for the sole purpose of designating November 27, 2014 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 46 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on November 26, 2014 for the sole purpose of designating December 26, 2014 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 47 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on December 23, 2014 for the sole purpose of designating January 25, 2015 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 49 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on January 23, 2015 for the sole purpose of designating February 24, 2015 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 51 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on February 23, 2015 for the sole purpose of designating March 26, 2015 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 53 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on March 25, 2015 for the sole purpose of designating April 25, 2015 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 54 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on April 24, 2015 for the sole purpose of designating May 25, 2015 as the new date upon which the Amendment shall become effective.

Post-Effective Amendment 57 was filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, on May 22, 2015 for the sole purpose of designating June 24, 2015 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 59 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 24, 2015 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 59 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 59 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and the State of Wisconsin on June 23, 2015.

BAIRD FUNDS, INC.

Registrant

By:  /s/ Mary Ellen Stanek__

Mary Ellen Stanek

President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 59 to its Registration Statement has been signed below on June 23, 2015, by the following persons in the capacities indicated.

Signature	Title

/s/ Mary Ellen Stanek	President (Principal Executive Officer)
Mary Ellen Stanek

/s/ Terrance P. Maxwell	Treasurer (Principal Financial and Accounting Officer)
Terrance P. Maxwell

/s/ John W. Feldt*	Director
John W. Feldt

/s/ G. Frederick Kasten, Jr.*	Director
G. Frederick Kasten, Jr.

/s/ Cory L. Nettles*	Director
Cory L. Nettles

/s/ Marlyn J. Spear*	Director
Marlyn J. Spear

/s/ Frederick P. Stratton, Jr.*	Director
Frederick P. Stratton, Jr.

*By: /s/ Mary Ellen Stanek
Mary Ellen Stanek President and Attorney-In-Fact